Provisions and Contingent Liabilities - Summary of Changes in Other Provisions (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [abstract]
Beginning balance	R$ 15,193	R$ 17,474	R$ 17,474	R$ 11,843	R$ 5,334
Monetary correction	325	336	2,492	1,667	2,226
Provisions accrued	159	11
Provision/(Reversal)			(1,601)	7,897	3,531
Provisions reversed	(546)
Business combination (Note 5 (ii))					7,921
Payments	(234)	(318)	(3,172)	(3,933)	(7,169)
Ending balance	R$ 14,897	R$ 17,503	R$ 15,193	R$ 17,474	R$ 11,843